Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal income tax at statutory rates	$ (15,149)	$ (2,214)
State income tax at statutory rates	(2,192)	(296)
Change in valuation allowance	14,864	1,980
Warrant (benefit) expense	(2,067)	410
Convertible notes conversion	5,473	0
Transaction costs	(941)	0
Other	43	140
Total income tax expense	$ 31	$ 20